CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) AND COMPREHENSIVE INCOME (LOSS) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of profit or loss and other comprehensive income [abstract]
Revenue (Note 17)	$ 8,627	$ 5,953
Cost of sales (Note 20)	6,134	3,883
Loss on commodity-related derivative financial instruments (Note 25)	127	30
Share of profit from equity accounted investees - operations (Note 9)	281	282
Impairment in share of profit from equity accounted investees	0	(314)
Gross profit	2,647	2,008
General and administrative	306	246
Other income (Note 18)	(248)	(18)
Impairment expense (Note 10)	474	1,776
Results from operating activities	2,115	4
Net finance costs (Note 19)	450	420
Earnings (loss) before income tax	1,665	(416)
Current tax expense (Note 11)	286	240
Deferred tax expense (recovery) (Note 11)	137	(340)
Adjustments for income tax expense	423	(100)
Earnings (loss)	1,242	(316)
Other comprehensive income (loss), net of tax (Note 24 & 25)
Exchange loss on translation of foreign operations	(18)	(117)	[1]
Impact of hedging activities	10	31
Re-measurement of defined benefit liability (Note 22)	34	(10)
Total comprehensive income (loss) attributable to shareholders	1,268	(412)
Earnings (loss) attributable to common shareholders, net of preferred share dividends (Note 21)	$ 1,098	$ (476)
Earnings (loss) per common share - basic (in CAD per share)	$ 2.00	$ (0.86)
Earnings (loss) per common share - diluted (in CAD per share)	$ 1.99	$ (0.86)
Weighted average number of common shares (millions)
Basic (in shares)	550	550
Diluted (in shares)	551	550

[1]	Accumulated Other Comprehensive Income (loss) ("AOCI").